Shareholder Report, Holdings (Details) - C000004819	Jun. 30, 2024
Less than 1 Year
Holdings [Line Items]
Percent of Total Investments	93.60%
1 to 3 Years
Holdings [Line Items]
Percent of Total Investments	6.20%
Greater than 10 Years
Holdings [Line Items]
Percent of Total Investments	0.20%
AssetU.s. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	34.40%
AssetU.s. Treasury Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	26.10%
AssetU.s. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	23.30%
AssetGovernment Agency Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	16.00%
AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	0.20%